Scope of Consolidation and Summary of Significant Accounting Policies - Leases, hedge accounting and deferred offering costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of detailed information about borrowings
Impairment loss, right-of-use assets	€ 0
Increase (decrease) in net sales from application of hedge accounting	€ (4,734)	€ 1,028
Minimum | Lease liabilities.
Disclosure of detailed information about borrowings
Borrowings, interest rate	0.96%
Maximum | Lease liabilities.
Disclosure of detailed information about borrowings
Borrowings, interest rate	5.50%